Reverse Acquisition	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Reverse Acquisition
33. Reverse Acquisition
On March 2, 2023, Jaguar Global Growth Corporation I (“JGGC”), Captivision Korea and the shareholders of Captivision Korea entered into a Business Combination Agreement whereby: (i) on November 15, 2023, JGGC merged with and into Captivision (“the Company” / “CAPT”), with the Company surviving the merger, and the security holders of JGGC became security holders of the Company, and (ii) on November 15, 2023, the Company acquired all of the issued and outstanding share capital of Captivision Korea from the shareholders of Captivision Korea in exchange for ordinary shares of the Company, such that Captivision Korea is a direct wholly owned and legal subsidiary of the Company.
In consideration for the merger between the Company and JGGC, each JGGC shareholder received one ordinary share and one warrant of the Company for each ordinary share and warrant they held in JGGC, respectively. Each ordinary share of Captivision Korea was acquired by the Company in exchange for 0.8008 ordinary shares of CAPT.
The merger of the Company and JGGC does not meet the definition of an IFRS 3 business combination. At the date of the merger, JGGC did not meet the definition of a business under IFRS 3 and as such the merger constitutes a reverse acquisition as opposed to a business combination.
After market close on November 15, 2023, JGGC’ ordinary shares, units and warrants ceased trading on The Nasdaq Stock Market LLC, and beginning on November 16, 2023, the Company’s ordinary shares and warrants began trading on Nasdaq under the symbols “CAPT” and “CAPTW”, respectively. Please see note 17 for further detail on the valuation of the warrants.
The acquisition of the share capital of Captivision Korea by the Company whereby Captivision Korea becomes a wholly owned and legal subsidiary of the Company, constitutes a reverse acquisition as the previous shareholders of Captivision Korea own a substantial majority of the Ordinary Shares of the Company. As the Company previously had no investment activities and was engaged in acquiring Captivision Korea and raising equity financing to provide the required funding for the operations of the acquisition and re-listing
on the NASDAQ exchange, it did not meet the definition of a business as prescribed in IFRS 3. Accordingly, this reverse acquisition does not constitute a business combination and is accounted for in accordance with IFRS 2 Share-based Payments and associated IFRIC guidance.
Although, the reverse acquisition is not a business combination, the Company is a legal parent (accounting acquiree) and is required to apply IFRS 10 and prepare consolidated financial statements. The Company accounted for the transaction by applying reverse acquisition methodology, but rather than recognizing goodwill, the difference between the equity value given up by the Captivision Korea shareholders and the share of the fair value of net assets gained by the Captivision Korea shareholders is charged to the statement of profit or loss as a share based payment charge (the deemed acquisition cost), and represents in substance, the cost of acquiring a NASDAQ quoted listing. In accordance with reverse acquisition accounting principles, these consolidated financial statements represent a continuation of the financial statements of Captivision Korea and include:
a) The assets and liabilities of Captivision Korea at their pre-acquisition carrying amounts and the results for both years; and
b) The assets and liabilities of the Company as of November 15, 2023, and its results from November 15, 2023, to December 31, 2023. Included in consolidated profit/ (loss) for was a loss of USD 45,494,252 generated by the Company for the period November 15, 2023, to December 31, 2023.
On November 15, 2023, the Company issued 17,109,472 ordinary shares to acquire 21,365,404 shares of Captivision Korea. However, as Captivision Korea is determined to be the accounting acquirer, the fair value of the shares deemed to have been issued by Captivision Korea to acquire the Company is determined as USD 20,228,171.

(Unit: USD)
Fair value of net assets of Captivision comprising:	USD
Cash and cash equivalents	3,005,606
Warrants Liabilities	(1,513,761)

Fair value of net assets	1,491,845
Less : Fair value of consideration comprising 11,870,336 Captivision Inc. Conversion of shares in connection with the SPAC merger (*)	20,228,171

Reverse Acquisition Expense recognized in Consolidated Statement of Profit and Loss	18,736,326

(*)	Captivision Inc. Conversion of shares in connection with the SPAC merger are as follows:

Shareholders	Shares (A)	Price per shares (B)	Total Value (C=AxB)
Former JGGC Shareholders (*)	11,708,336	1.70	19,904,171
Cohen and Outside the Box (**)	162,000	2.00	324,000

Total	11,870,336		20,228,171

(*)	Price per share was applied as the closing price of Captivision Share price on November 15, 2023.
(**)	Price per share was applied as Volume Weighted Average Price (“VWAP”) ($2.00) according to F-1/A.

The exceptional costs within the Consolidated Statement of Profit and Loss for the year ended December 31, 2023, comprised:

(Unit: USD)
2023
Reverse acquisition expense	18,736,326
Nasdaq listing expenses	26,884,034

Total	45,620,360

33. Reverse Acquisition
On March 2, 2023, Jaguar Global Growth Corporation I (“JGGC”), Captivision Korea and the shareholders of Captivision Korea entered into a Business Combination Agreement whereby: (i) on November 15, 2023, JGGC merged with and into Captivision (“the Company” / “CAPT”), with the Company surviving the merger, and the security holders of JGGC became security holders of the Company, and (ii) on November 15, 2023, the Company acquired all of the issued and outstanding share capital of Captivision Korea from the shareholders of Captivision Korea in exchange for ordinary shares of the Company, such that Captivision Korea is a direct wholly owned and legal subsidiary of the Company.
In consideration for the merger between the Company and JGGC, each JGGC shareholder received one ordinary share and one warrant of the Company for each ordinary share and warrant they held in JGGC, respectively. Each ordinary share of Captivision Korea was acquired by the Company in exchange for 0.8008 ordinary shares of CAPT.
The merger of the Company and JGGC does not meet the definition of an IFRS 3 business combination. At the date of the merger, JGGC did not meet the definition of a business under IFRS 3 and as such the merger constitutes a reverse acquisition as opposed to a business combination.

After market close on November 15, 2023, JGGC’ ordinary shares, units and warrants ceased trading on The Nasdaq Stock Market LLC, and beginning on November 16, 2023, the Company’s ordinary shares and warrants began trading on Nasdaq under the symbols “CAPT” and “CAPTW”, respectively. Please see note 17 for further detail on the valuation of the warrants.
The acquisition of the share capital of Captivision Korea by the Company whereby Captivision Korea becomes a wholly owned and legal subsidiary of the Company, constitutes a reverse acquisition as the previous shareholders of Captivision Korea own a substantial majority of the Ordinary Shares of the Company. As the Company previously had no investment activities and was engaged in acquiring Captivision Korea and raising equity financing to provide the required funding for the operations of the acquisition and re-listing
on the NASDAQ exchange, it did not meet the definition of a business as prescribed in IFRS 3. Accordingly, this reverse acquisition does not constitute a business combination and is accounted for in accordance with IFRS 2 Share-based Payments and associated IFRIC guidance.
Although, the reverse acquisition is not a business combination, the Company is a legal parent (accounting acquiree) and is required to apply IFRS 10 and prepare consolidated financial statements. The Company accounted for the transaction by applying reverse acquisition methodology, but rather than recognizing goodwill, the difference between the equity value given up by the Captivision Korea shareholders and the share of the fair value of net assets gained by the Captivision Korea shareholders is charged to the statement of profit or loss as a share based payment charge (the deemed acquisition cost), and represents in substance, the cost of acquiring a NASDAQ quoted listing. In accordance with reverse acquisition accounting principles, these consolidated financial statements represent a continuation of the financial statements of Captivision Korea and include:

a)	The assets and liabilities of Captivision Korea at their pre-acquisition carrying amounts and the results for both years; and

b)
The assets and liabilities of the Company as of November 15, 2023, and its results from November 15, 2023, to December 31, 2023. Included in consolidated profit/ (loss) for was a loss of $45,494,252 generated by the Company for the period November 15, 2023, to December 31, 2023.

On November 15, 2023, the Company issued
17,109,492
ordinary shares to acquire
21,364,950
shares of Captivision Korea. However, as Captivision Korea is determined to be the accounting acquirer, the fair value of the shares deemed to have been issued by Captivision Korea to acquire the Company is determined as $20,228,171.

Fair value of net assets of Captivision comprising:	(Unit: USD) USD
Cash and cash equivalents	3,005,606
Warrants Liabilities	(1,513,761)

Fair value of net assets	1,491,845
Less : Fair value of consideration comprising 11,870,336 Captivision Inc. Conversion of shares in connection with the SPAC merger (*)	20,228,171

Reverse Acquisition Expense recognized in Consolidated Statement of Profit and Loss	18,736,326

(*)	Captivision Inc. Conversion of shares in connection with the SPAC merger are as follows:

Shareholders	Shares(A)	Price per shares(B)	Total Value(C=AxB)
Former JGGC Shareholders (*)	11,708,336	1.70	19,904,171
Cohen and Outside the Box (**)	162,000	2.00	324,000

Total	11,870,336		20,228,171

(*)	Price per share was applied as the closing price of Captivision Share price on November 15, 2023.
(**)	Price per share was applied as Volume Weighted Average Price (“VWAP”) ($2.00) according to F-1/A.
The exceptional costs within the Consolidated Statement of Profit and Loss for the year ended December 31, 2023, comprised:

(Unit: USD)
2023
Reverse acquisition expense	18,736,326
Nasdaq listing expenses	26,884,034

Total	45,620,360